Cash Equivalents - Schedule of Summarize the Amortized Cost and Fair Value of the Company's Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Money Market Funds At Amortized Cost	$ 33,320	$ 9,439
Cash Equivalents At Amortized Cost	33,320	9,439
Money Market Funds, at Carrying Value	33,320	9,439
Cash Equivalents, at Carrying Value	33,320	$ 9,439
Marketable Securities At Amortized Cost	69,886,000
Marketable Securities Unrealized Gain Gross	22,000
Marketable Securities	69,908,000
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Marketable Securities At Amortized Cost	69,886,000
Marketable Securities Unrealized Gain Gross	22,000
Marketable Securities	$ 69,908,000